Expense Example, No Redemption - Calvert Impact Fund, Inc.	Sep. 30, 2025 USD ($)
Calvert Global Energy Solutions Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 645
Expense Example, No Redemption, 3 Years	946
Expense Example, No Redemption, 5 Years	1,269
Expense Example, No Redemption, 10 Years	2,181
Calvert Global Energy Solutions Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	674
Expense Example, No Redemption, 5 Years	1,173
Expense Example, No Redemption, 10 Years	2,356
Calvert Global Energy Solutions Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	367
Expense Example, No Redemption, 5 Years	653
Expense Example, No Redemption, 10 Years	1,467
Calvert Global Water Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	645
Expense Example, No Redemption, 3 Years	908
Expense Example, No Redemption, 5 Years	1,191
Expense Example, No Redemption, 10 Years	1,996
Calvert Global Water Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	635
Expense Example, No Redemption, 5 Years	1,094
Expense Example, No Redemption, 10 Years	2,172
Calvert Global Water Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	326
Expense Example, No Redemption, 5 Years	569
Expense Example, No Redemption, 10 Years	1,266
Calvert Small-Cap Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	641
Expense Example, No Redemption, 3 Years	886
Expense Example, No Redemption, 5 Years	1,150
Expense Example, No Redemption, 10 Years	1,903
Calvert Small-Cap Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	612
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	2,080
Calvert Small-Cap Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	1,166
Calvert Small-Cap Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	$ 1,061